TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Jun. 30, 2023
TRADE AND OTHER PAYABLES [Abstract]
Trade and Other Payables
	2023	2022
	US$	US$
Current
Trade payables	711,011	1,677,757
Accruals	455,241	196,450
Payroll liabilities	14,732	25,141
Total trade and other payables	1,180,984	1,899,348